Other (Loss) Gain (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other gains and losses [Line Items]
Holding and Arbitration Costs	$ (6.5)	$ (2.9)
Loss on disposal of assets	10.6	1.9
Write down of miscellaneous receivables	(4.7)	0.0
Revision to reclamation for closed sites	(0.2)	(3.3)
Other	(2.7)	(1.4)
Other loss	(39.7)	(22.9)
Silver Stream
Disclosure of other gains and losses [Line Items]
Gain (loss) on fair value adjustment	(9.3)	0.0
Milestone Payments
Disclosure of other gains and losses [Line Items]
Fair value adjustment on contingent consideration	$ (5.7)	$ (13.4)